PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES AND LEGAL OBLIGATIONS – TAX AND SOCIAL SECURITY (Tables)	12 Months Ended
Dec. 31, 2022
Provisions Contingents Assets And Liabilities And Legal Obligations Tax And Social Security
Changes in other provisions

IV	- Changes in other provisions

	R$ thousands
	Labor	Civil	Tax
Balance on December 31, 2020	6,890,498	9,092,421	8,271,112
Adjustment for inflation	799,803	484,516	176,903
Provisions, net of (reversals and write-offs)	1,044,511	1,734,207	(351,476)
Payments	(2,005,705)	(2,132,673)	(24,502)
Balance on December 31, 2021	6,729,107	9,178,471	8,072,037

Balance on December 31, 2021	6,729,107	9,178,471	8,072,037
Adjustment for inflation	762,281	409,432	511,159
Provisions, net of (reversals and write-offs)	906,488	1,214,974	(929,438)
Payments	(2,387,910)	(2,813,670)	(176,394)
Balance on December 31, 2022	6,009,966	7,989,207	7,477,364

c)	Contingent liabilities classified as possible losses

The Organization maintains a system to monitor all administrative and judicial proceedings in which any of its group companies is plaintiff or defendant and, considering, amongst other things the opinion of legal counsel, classifies the lawsuits according to the expectation of loss. Case law trends are periodically analyzed and, if necessary, the related risk is reclassified. In this respect, contingent lawsuits deemed to have a possible risk of loss are not recognized as a liability in the financial statements and totaled, on December 31, 2022, R$9,211,004 thousand (R$7,979,276 thousand on December 31, 2021) for civil claims and R$39,703,592 thousand (R$37,556,235 thousand on December 31, 2021) for tax proceedings.

The main tax proceedings with this classification are:

-	IRPJ and CSLL deficiency note – 2013 to 2015 – R$10,548,883 thousand (R$9,708,225 thousand on December 31, 2021): due to the disallowance of interest expenses (CDI), related to certain investments and deposits between the companies of the Organization;

-	IRPJ and CSLL – 2006 to 2021 – R$8,054,885 thousand (R$7,455,648 thousand on December 31, 2021), relating to goodwill amortization being disallowed on the acquisition of investments;

-	COFINS – 2001 to 2005 – R$5,757,539 thousand (R$5,450,794 thousand on December 31, 2021): assessments and disallowances of offsetting Cofins credits, launched after a favorable decision was made in a judicial proceeding, where the unconstitutionality of the expansion of the intended calculation base for income other than revenue was discussed (Law No. 9,718/98);

-	IRPJ and CSLL deficiency note – 2008 to 2016 – R$2,976,879 thousand (R$875,658 thousand on December 31, 2021): relating to disallowance of expenses with credit losses;

-	ISSQN – Commercial Leasing Companies – R$1,725,257 thousand (R$1,466,305 thousand on December 31, 2021): it discusses relates to the municipal tax demands from municipalities other than those in which the company is located and where, under law, tax is collected;

-	PIS and COFINS notifications and disallowances of compensations – R$1,563,374 thousand (R$1,501,667 thousand on December 31, 2021): relating to the unconstitutional expansion of the intended calculation base to other revenues other than billing (Law No. 9,718/98) of acquired companies;

-	IRPJ and CSLL deficiency note – 2000 to 2014 – R$1,250,549 thousand (R$1,168,741 thousand on December 31, 2021): relating to disallowance of exclusions and expenses, differences in depreciation expenses, insufficient depreciation expenses, expenses with depreciation of leased assets, operating expenses and income and disallowance of tax loss compensation;

-	IRPJ and CSLL deficiency note – 2008 to 2013 – R$728,777 thousand (R$686,308 thousand on December 31, 2021): relating to profit of subsidiaries based overseas; and

-	PLR - Profit Sharing - Base years from 2009 to 2011 - R$173,351 thousand (R$507,915 thousand on December 31, 2021): assessments for the social security contribution on amounts paid to employees as profit sharing, for alleged failure to comply with the rules contained in Law No. 10,101/00.

d)	Other subjects

There is currently a criminal case against two former members of Bradesco's board, which is being processed in the 10th Federal Court of the Judiciary Section of the Federal District, arising from a Federal Police Investigation named “Operation Zelotes”, investigation of the alleged improper performance of members of the Administrative Council of Tax Appeals (CARF). There is a sentence of the two former members of the board of Bradesco, pending transit in judgment.